Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Sound Enhanced Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Sound Enhanced Fixed Income ETF
Class Name	Sound Enhanced Fixed Income ETF
Trading Symbol	FXED
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sound Enhanced Fixed Income ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.soundetfs.com/fxed/. You can also request this information by contacting us at (833) 916-9056 or by writing Sound Enhanced Fixed Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 916-9056
Additional Information Website	www.soundetfs.com/fxed/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Sound Enhanced Fixed Income ETF	$25	0.49%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 39,924,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 100,401
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$39,924
Number of Holdings	60
Total Advisory Fee Paid	$100,401
Portfolio Turnover Rate	3%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Sector/Security Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Ares Capital Corp.	3.2
iShares 0-5 Year High Yield Corporate Bond ETF	3.1
Hercules Capital, Inc.	3.0
AllianceBernstein Global High Income Fund, Inc.	2.9
iShares J.P. Morgan EM High Yield Bond ETF	2.9
Simon Property Group, Inc. - REIT	2.7
Golub Capital BDC, Inc.	2.6
JPMorgan Chase & Co. Series EE, 6.00%, Perpetual	2.5
Goodyear Tire & Rubber Co. (Callable 04/15/2029)	2.4
Invesco Emerging Markets Sovereign Debt ETF	2.3

Sound Equity Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Sound Equity Dividend Income ETF
Class Name	Sound Equity Dividend Income ETF
Trading Symbol	DIVY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sound Equity Dividend Income ETF (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.soundetfs.com/divy. You can also request this information by contacting us at (833) 916-9056 or by writing Sound Equity Dividend Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 916-9056
Additional Information Website	www.soundetfs.com/divy
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Sound Equity Dividend Income ETF	$24	0.45%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[2]
Net Assets	$ 28,426,000
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 64,151
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$28,426
Number of Holdings	36
Total Advisory Fee Paid	$64,151
Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026 ) Sector/Security Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Cisco Systems, Inc.	4.5
Omnicom Group, Inc.	4.2
Citizens Financial Group, Inc.	3.9
Eversource Energy	3.7
Principal Financial Group, Inc.	3.6
United Parcel Service, Inc. - Class B	3.6
Perrigo Co. PLC	3.5
GSK PLC, ADR	3.5
TotalEnergies SE, ADR	3.4
Franklin Resources, Inc.	3.3

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.